INVESTMENTS (Details) - The fair value of investment (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reversal of unrealized loss as of October 31,2012		$ (653,684)
Investment In Videocon [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value as of October 31, 2012	4,197,341	4,728,367
Reversal of unrealized loss as of October 31,2012		653,684
Other than temporary impairment	(62,825)	(1,184,710)
Fair value of Videocon GDRs on date of disposition	(4,134,516)
Fair Value	$ 0	$ 4,197,341